UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) MASSACHUSETTS TAX-EXEMPT FUND

SEMIANNUAL REPORT
MAY 31, 2003

THE VANGUARD GROUP (R) LOGO

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY

* Vanguard Massachusetts Tax-Exempt Fund returned 6.6% for the six months ended May 31, 2003, outperforming its average peer.

*    Interest rates continued to decline from already low levels.

* The investing skills of the fund's adviser and the fund's low costs explained its advantage over the average peer.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   5    Report from the Adviser
   7    Fund Profile
   8    Glossary of Investment Terms
   9    Performance Summary
  10    Financial Statements
  22    Advantages of Vanguard.com
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN                                              PICTURE OF
                                                                 JOHN J. BRENNAN
Dear Shareholder,

During the first half of Vanguard Massachusetts Tax-Exempt Fund's fiscal year, interest rates declined to levels not seen in decades, boosting prices for bonds, particularly those with the longest maturities. The fund outperformed its average peer during the six months ended May 31, 2003; its return, as well as those of its comparative standards, appears in the adjacent table. The components of the fund's return are presented in the table on page 3.

--------------------------------------------------------
TOTAL RETURNS                           SIX MONTHS ENDED
                                            MAY 31, 2003
--------------------------------------------------------
VANGUARD MASSACHUSETTS TAX-EXEMPT FUND              6.6%
Average Massachusetts Municipal Debt Fund*          6.4
Lehman 10 Year Municipal Bond Index                 7.2
Lehman Municipal Bond Index                         6.5
--------------------------------------------------------
*Derived from data provided by Lipper Inc.

     During the period, the yield of the Massachusetts Tax-Exempt Fund slid 57 basis points (0.57 percentage point) to 3.56%. For a Massachusetts resident in the highest federal tax bracket, that amounted to a taxable equivalent yield (accounting for state and federal taxes, but not for local tax or the possibility that an individual might be subject to the alternative minimum tax) of 5.78%.

INTEREST RATES  CONTINUED  THEIR DOWNWARD MARCH

During the past six months, both taxable and tax-exempt bonds outpaced the 5.1% return of the Wilshire 5000 Total Market Index, a proxy for the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investment-grade bond market, returned 6.3%, and the Lehman Municipal Bond Index returned 6.5%.

     At the short-term end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of the 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high as or higher than those of their fully taxable counterparts before taking the tax-exempt securities' significant tax advantages into account.

STOCKS RALLIED AFTER A WEAK START

U.S. stocks initially drifted lower during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the latter half, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG

Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at the least, arresting the growth of--tax revenues that had burnished government finan-cial statements during the economic boom of the late 1990s. Despite a reversal of fortune in Massachusetts's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for Massachusetts debt. The Massachusetts Tax-Exempt Fund generated a capital return of 4.3% as investors bid up the bonds in its portfolio. Including income distributions, the fund's total return was a strong 6.6%.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                      PERIODS ENDED MAY 31, 2003
                                               ---------------------------------
                                                   SIX          ONE         FIVE
                                                MONTHS         YEAR       YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        6.3%        11.6%        7.8%
  (Broad taxable market)
Lehman Municipal Bond Index                        6.5         10.4         6.5
Citigroup 3-Month Treasury Bill Index              0.6          1.5         4.0
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                    4.6%        -7.7%       -0.8%
Russell 2000 Index (Small-caps)                    9.3         -8.2         0.6
Wilshire 5000 Index (Entire market)                5.1         -7.2        -0.9
MSCI All Country World Index Free
  ex USA (International)                           4.6        -10.8        -3.4
================================================================================
CPI
Consumer Price Index                               1.2%         2.1%        2.4%
--------------------------------------------------------------------------------
*Annualized.

     The flip side of rising bond prices is, of course, falling yields, and, as noted earlier, the fund's yield fell to 3.56%.

     Your fund outpaced its average peer, reflecting not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also the fund's low costs. During the first six months of its 2003 fiscal year, Vanguard Massachusetts Tax-Exempt Fund carried an annualized expense ratio of 0.16%, more than 1 percentage point less than the 1.21% expense ratio of its average competitor. This difference is a big advantage in any market, but with current bond yields so low, the value of low costs is especially apparent.

A SIMPLE STRATEGY FOR LONG-TERM SUCCESS

Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy. We are concerned that some investors may be buying bonds not as a compo-nent of a diversified portfolio, but simply because bonds have "done best" lately--a recipe for disappointment.

     We advise establishing an asset allocation among stock, bond, and money market funds that is consistent with your circumstances and goals, and then sitting tight. This approach is the most effective means of withstanding market fluctuations en route to significant long-term financial goals. Thank you for entrusting your assets to us.


Sincerely,


/s/JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

June 25, 2003





--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               NOVEMBER 30, 2002-MAY 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                  STARTING        ENDING        INCOME   CAPITAL
                               SHARE PRICE   SHARE PRICE     DIVIDENDS     GAINS
--------------------------------------------------------------------------------
Massachusetts Tax-Exempt Fund       $10.05        $10.48        $0.227    $0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.
                                                --John J. Brennan
--------------------------------------------------------------------------------

REPORT FROM THE ADVISER

During the six months ended May 31, 2003, Vanguard Massachusetts Tax-Exempt Fund earned a total return of 6.6%, topping the return of its average mutual fund peer. However, the fund's yield finished the period lower than it was six months ago, reflecting a decline in interest rates.

THE INVESTMENT ENVIRONMENT

The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. First-quarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.

     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.

     Economic weakness has persisted even though interest rates have fallen to levels not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points--0.25 percentage point--from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.

     Overall, it appears as if consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.

     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

The adviser believes that the fund, while operating within stated maturity and stringent quality targets, can achieve a high level of current income that is exempt from federal and Massachusetts income taxes by investing in high-quality securities issued by Massachusetts state, county, and municipal governments.
--------------------------------------------------------------------------------

STATES CAME UNDER FISCAL PRESSURE

Short-term municipal securities under-performed their U.S. Treasury counterparts during the recent bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.

     The adjacent table provides details on the decline in muni yields.

--------------------------------------------------------------------------------
YIELDS OF MUNICIPAL BONDS (AAA-RATED GENERAL-OBLIGATION ISSUES)
                                                                          CHANGE
MATURITY              MAY 31, 2003          NOV. 30, 2002         (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                      1.13%                  1.70%                    -57
5 years                      2.08                   2.75                     -67
10 years                     3.10                   3.87                     -77
30 years                     4.34                   5.01                     -67
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     Across the country, state tax revenues continued to fall in the fiscal half-year, and the declines created large gaps in state government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.

     Like most other states, Massachusetts faces budget pressure because of the slowdown in economic growth. Tax revenues are down, and the state is attempting to reduce its budget deficit. Massachusetts issued $5.1 billion in new municipal debt during the past six months, a modest increase from the same period a year ago.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS

During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.

     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at such low levels--money market yields were hovering around 1% on May 31--low costs are especially valuable.

IAN A. MACKINNON, MANAGING DIRECTOR
CHRISTOPHER M. RYON, PRINCIPAL
DANIEL S. SOLENDER, PRINCIPAL
VANGUARD FIXED INCOME GROUP

JUNE 27, 2003

FUND PROFILE AS OF MAY 31, 2003

This Profile provides a snapshot of the fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 8.


MASSACHUSETTS TAX-EXEMPT FUND
----------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                              COMPARATIVE              BROAD
                              FUND                 INDEX*            INDEX**
----------------------------------------------------------------------------
Number of Issues               174                  8,755             46,532
Yield                         3.6%                   3.1%               3.2%
Yield to Maturity             3.7%                     --                 --
Average Coupon                5.0%                   5.2%               5.2%
Average Maturity         6.9 years              9.8 years         13.8 years
Average Quality                AA+                    AA+                AA+
Average Duration         5.5 years              6.6 years          7.8 years
Expense Ratio               0.16%+                     --                 --
Cash Investments              1.4%                     --                 --
----------------------------------------------------------------------------

------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

AAA                      37.8%
AA                       37.2
A                         6.8
BBB                      18.2
------------------------------
Total                   100.0%
------------------------------

----------------------------
INVESTMENT FOCUS

CREDIT QUALITY          High
AVERAGE MATURITY        Long
----------------------------

-----------------------------------------------------------------------
VOLATILITY MEASURES
                                 COMPARATIVE                      BROAD
                      FUND            INDEX*         FUND       INDEX**
-----------------------------------------------------------------------
R-Squared             0.93              1.00         0.97          1.00
Beta                  0.98              1.00         1.10          1.00
-----------------------------------------------------------------------

------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year             10.6%
1-5 Years                 9.3
5-10 Years               67.5
10-20 Years              10.3
20-30 Years               1.9
Over 30 Years             0.4
------------------------------
Total                   100.0%
------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS



AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF MAY 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

MASSACHUSETTS TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 9, 1998-MAY 31, 2003


                       MASSACHUSETTS                     LEHMAN
                      TAX-EXEMPT FUND                    INDEX*
FISCAL           CAPITAL     INCOME        TOTAL          TOTAL
YEAR              RETURN     RETURN       RETURN         RETURN
--------------------------------------------------------------------------------
1999               -7.5%       4.1%        -3.4%          -0.8%
2000                3.8        5.4          9.2            7.7
2001                3.9        5.0          8.9            8.2
--------------------------------------------------------------------------------
                       MASSACHUSETTS                     LEHMAN
                      TAX-EXEMPT FUND                    INDEX*
FISCAL           CAPITAL     INCOME        TOTAL          TOTAL
YEAR              RETURN     RETURN       RETURN         RETURN
--------------------------------------------------------------------------------
2002                0.8%       4.8%         5.6%           6.7%
2003**              4.3        2.3          6.6            7.2
--------------------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.

Note: See Financial Highlights table on page 19 for dividend information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              SINCE INCEPTION
                                                  ONE --------------------------
                                INCEPTION DATE   YEAR   CAPITAL  INCOME    TOTAL
--------------------------------------------------------------------------------
Massachusetts Tax-Exempt Fund        12/9/1998  9.47%     0.51%   4.86%    5.37%
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS MAY 31, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distrib-utes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE            MARKET
                                                                        MATURITY                        AMOUNT            VALUE*
MASSACHUSETTS TAX-EXEMPT FUND                           COUPON              DATE                         (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.6%)
--------------------------------------------------------------------------------------------------------------------------------
Boston MA Convention Center Rev.                         5.00%          5/1/2018 (2)             $       4,975     $       5,427
Boston MA Convention Center Rev.                         5.00%          5/1/2025 (2)                     5,135             5,403
Boston MA Convention Center Rev.                         5.00%          5/1/2027 (2)                     5,970             6,269
Boston MA GO                                             5.00%          2/1/2018 (1)                     3,765             4,151
Boston MA GO                                             5.75%          2/1/2018 (Prere.)                1,955             2,332
Boston MA Special Obligation Rev.
 (Boston City Hosp.)                                     5.00%          8/1/2017 (1)                     2,000             2,205
Boston MA Water & Sewer Comm. Rev.                       5.75%         11/1/2013                           540               642
Chelsea MA GO                                            5.50%         6/15/2009 (2)                        90               106
Dudley Charlton MA Regional School Dist. GO             5.125%         6/15/2014 (3)                     2,305             2,692
Duxbury MA BAN                                           2.50%         1/15/2004                         2,588             2,611
Foxborough MA Stadium
 Infrastructure Improvement Rev.                         5.75%          6/1/2025                         2,500             2,817
Framingham MA Housing Auth. Mortgage Rev.                6.20%         2/20/2021                           900             1,028
Framingham MA Housing Auth. Mortgage Rev.                6.35%         2/20/2032                         2,000             2,272
Holyoke MA Gas & Electric Dept. Rev.                     5.00%         12/1/2021 (1)                     2,395             2,569
Littleton MA GO                                          5.00%         1/15/2022 (3)                     1,280             1,391
Lynn MA GO                                               5.25%         6 /1/2013 (2)                     1,530             1,747
Malden MA GO                                             5.20%          8/1/2014 (1)                     2,700             3,036
Malden MA GO                                             5.10%          8/1/2017 (1)                     2,765             3,090
Marlborough MA GO                                        6.75%         6/15/2008 (3)                     1,400             1,708
Martha's Vineyard MA Land Bank Rev.                      5.00%          5/1/2032 (2)                     3,500             3,690
Mashpee MA GO                                           5.125%          2/1/2011 (1)                     1,025             1,150
Mashpee MA GO                                            5.35%          2/1/2012 (1)                     1,525             1,725
Massachusetts Bay Transp. Auth. Rev.                     7.00%          3/1/2009                         2,000             2,477
Massachusetts Bay Transp. Auth. Rev.                    5.875%          3/1/2019 (Prere.)                2,000             2,113
Massachusetts Bay Transp. Auth. Rev.                     5.25%          7/1/2030                         9,710            10,414
Massachusetts College Building Auth. Rev.                0.00%          5/1/2017 (5)                     3,340             1,891

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE            MARKET
                                                                        MATURITY                        AMOUNT            VALUE*
MASSACHUSETTS TAX-EXEMPT FUND                           COUPON              DATE                         (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Dev. Finance Agency Rev.
 (Boston Univ.)                                         5.375%         5/15/2039                 $       1,575     $       1,649
Massachusetts Dev. Finance Agency Rev.
 (College of Pharmacy and Allied Health Services)        5.75%          7/1/2033                         1,000             1,008
Massachusetts Dev. Finance Agency Rev.
 (Jewish Philanthropies)                                 5.25%          2/1/2022                         2,750             3,015
Massachusetts Dev. Finance Agency Rev.
 (Mount Holyoke College)                                 5.25%          7/1/2031                         4,000             4,271
Massachusetts Dev. Finance Agency Rev.
 (Neville Communities)                                   6.00%         6/20/2044                         1,500             1,683
Massachusetts Dev. Finance Agency Rev.
 (Smith College)                                         5.75%          7/1/2010 (Prere.)                1,195             1,449
Massachusetts Dev. Finance Agency Rev.
 (Smith College)                                         5.75%          7/1/2010 (Prere.)                3,000             3,637
Massachusetts Dev. Finance Agency Rev.
 (Smith College) VRDO                                    1.15%          6/9/2003                         2,600             2,600
Massachusetts Dev. Finance Agency Rev.
 (Suffolk Univ.)                                         5.85%          7/1/2029                         2,000             2,079
Massachusetts Dev. Finance Agency Rev.
 (Western New England College)                          5.875%         12/1/2022                           600               616
Massachusetts Dev. Finance Agency Rev.
 (Western New England College)                          6.125%         12/1/2032                         1,000             1,040
Massachusetts Dev. Finance Agency Rev.
 (Xaverian Brothers High School)                         5.55%          7/1/2019                         1,000             1,051
Massachusetts Dev. Finance Agency Rev.
 (Xaverian Brothers High School)                         5.65%          7/1/2029                         1,500             1,554
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        4.55%          7/1/2009 (2)                     1,565             1,710
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        4.65%          7/1/2010 (2)                     1,175             1,282
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        5.00%          1/1/2013 (2)                     2,000             2,138
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        5.30%          1/1/2016 (2)                     3,000             3,194
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        6.05%         12/1/2017 (1)                     2,825             3,303
Massachusetts GAN                                       5.125%        12/15/2010                         1,480             1,698
Massachusetts GAN                                        5.75%        12/15/2010                         3,000             3,603
Massachusetts GAN                                       5.125%        12/15/2012                         1,750             1,985
Massachusetts GO                                         5.50%          7/1/2005 (2)(Prere.)             3,500             3,849
Massachusetts GO                                         5.25%          9/1/2008                         1,850             2,118
Massachusetts GO                                        5.625%          6/1/2010 (Prere.)                1,450             1,726
Massachusetts GO                                         5.25%          8/1/2018                         1,195             1,395
Massachusetts GO VRDO                                    1.35%          6/2/2003                           700               700
Massachusetts GO VRDO                                    1.15%          6/9/2003                         1,730             1,730
Massachusetts GO VRDO                                    1.30%          6/9/2003                           300               300
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Baystate Medical Center)                               5.75%          7/1/2033                         5,000             5,267
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Berklee College of Music)                              5.00%         10/1/2017 (1) *                   1,250             1,388
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                 5.00%          7/1/2019 (1)                        50                52
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                 5.00%          7/1/2029 (1)                     2,000             2,055
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Univ.) VRDO                                     1.15%          6/9/2003 LOC                     2,700             2,700


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE            MARKET
                                                                        MATURITY                        AMOUNT            VALUE*
MASSACHUSETTS TAX-EXEMPT FUND                           COUPON              DATE                         (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                       5.70%          7/1/2015                 $       3,665     $       3,505
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                       6.75%          7/1/2016                         2,000             2,080
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Dana Farber Cancer Project)                            6.25%         12/1/2022                         3,850             4,101
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.)                                        5.125%         7/15/2037                         7,000             7,404
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                    1.10%          6/9/2003                         1,000             1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Lahey Clinic Medical Center)                           7.85%          7/1/2003 (1)                       360               362
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Lahey Clinic Medical Center)                          5.375%          7/1/2023 (1)                     3,500             3,579
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Massachusetts General Hosp.)                           6.25%          7/1/2012 (2)                       500               604
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Milford Whitinsville Hosp.)                            6.35%         7/15/2032                         2,000             2,108
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Milton Hosp.)                                          5.50%          7/1/2010                         1,200             1,311
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Milton Hosp.)                                          5.50%          7/1/2016                         3,735             3,893
Massachusetts Health & Educ. Fac. Auth Rev. (MIT)        5.50%          7/1/2032                         3,000             3,634
Massachusetts Health & Educ. Fac. Auth. Rev.
 (New England Medical Center Hosp.)                     5.375%         5/15/2014 (3)                     3,000             3,414
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                            5.25%          7/1/2003 (4)                        80                80
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                            5.25%          7/1/2011                         2,080             2,313
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                            5.25%          7/1/2012                         2,850             3,148
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                            5.25%          7/1/2014                         1,000             1,088
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                            5.25%          7/1/2015                         3,000             3,241
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                            5.25%          7/1/2015 (1)                       390               430
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                           5.375%          7/1/2024 (1)                     1,640             1,755
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Simmons College)                                       5.00%         10/1/2020 (3)                     1,090             1,185
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Simmons College)                                       5.00%         10/1/2022 (3)                     1,175             1,261
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Simmons College)                                       5.00%         10/1/2033 (3)                     2,500             2,630
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Tufts Univ.)                                           5.25%         2/15/2030                         2,000             2,133
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial Health Care Inc.)      5.25%          7/1/2014 (2)                     1,000             1,107
 Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial Health Care Inc.)      6.50%          7/1/2021                         5,000             5,316

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE            MARKET
                                                                        MATURITY                        AMOUNT            VALUE*
MASSACHUSETTS TAX-EXEMPT FUND                           COUPON              DATE                         (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial Health Care Inc.)     6.625%          7/1/2032                 $       1,000     $       1,047
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts)                               5.125%         10/1/2027 (3)                     1,850             1,971
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts)                               5.875%         10/1/2029 (3)                     4,000             4,645
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts)                               5.125%         10/1/2034 (3)                     2,500             2,651
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts) VRDO                           1.10%          6/9/2003 LOC                     1,900             1,900
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts/Worcester)                     5.125%         10/1/2023 (3)                     1,000             1,067
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts/Worcester)                      5.25%         10/1/2031 (1)                     4,000             4,302
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Wellesley College)                                     5.00%          7/1/2023                         2,400             2,585
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Wellesley College)                                    5.125%          7/1/2039                         4,310             4,512
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Wellesley College) VRDO                                1.25%          6/2/2003                         1,000             1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Williams College)                                      5.00%          7/1/2028                         1,000             1,059
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Williams College)                                      5.00%          7/1/2033                         2,000             2,112
Massachusetts Housing Finance Agency
 Housing Rev.                                            5.70%          7/1/2020 (2)                     1,500             1,616
Massachusetts Housing Finance Agency
 Housing Rev.                                            5.80%          7/1/2030 (2)                     1,500             1,592
Massachusetts Housing Finance Agency
 Housing Rev. (Rental Housing)                           5.55%          7/1/2032 (4)                     1,500             1,580
Massachusetts Housing Finance Agency Rev.
 (Housing Dev.)                                          5.05%          6/1/2010 (1)                     1,000             1,076
Massachusetts Housing Finance Agency Rev.
 (Housing Dev.)                                          5.15%         12/1/2011 (1)                     1,615             1,725
Massachusetts Housing Finance Agency
 Single Family Housing Rev.                              5.15%         12/1/2012 (2)                     2,545             2,703
Massachusetts Housing Finance Agency
 Single Family Housing Rev.                              5.65%          6/1/2031 (4)                     2,015             2,101
Massachusetts Ind. Finance Agency
 Resource Recovery Rev. (Refusetech Inc.)                6.30%          7/1/2005                         6,500             6,642
Massachusetts Ind. Finance Agency Rev.
 (Babson College)                                       5.375%         10/1/2017                         1,000             1,073
Massachusetts Ind. Finance Agency Rev.
 (BioMed Research Corp.)                                 0.00%          8/1/2004                           520               512
Massachusetts Ind. Finance Agency Rev.
 (Buckingham Browne) VRDO                                1.15%          6/9/2003                         4,400             4,400
Massachusetts Ind. Finance Agency Rev.
 (College of the Holy Cross)                             5.50%          3/1/2016 (1)                     1,000             1,111
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                       5.00%          7/1/2010 (2)(ETM)                1,250             1,279
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                       5.25%          7/1/2012 (1)                     2,975             3,442

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE            MARKET
                                                                        MATURITY                        AMOUNT            VALUE*
MASSACHUSETTS TAX-EXEMPT FUND                           COUPON              DATE                         (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                       5.25%          7/1/2016 (1)             $       4,500     $       5,056
Massachusetts Port Auth. Rev.                            5.25%          7/1/2008                         1,325             1,475
Massachusetts Port Auth. Rev.                            5.25%          7/1/2008 (4)                     2,000             2,250
Massachusetts Port Auth. Rev.                            5.50%          7/1/2009 (4)                     2,000             2,286
Massachusetts Port Auth. Rev.                            5.10%          7/1/2010                         1,175             1,260
Massachusetts Port Auth. Rev.                            5.75%          7/1/2010                         1,000             1,164
Massachusetts Port Auth. Rev.                            5.25%          7/1/2013 (1)                     2,260             2,441
Massachusetts Port Auth. Rev.                           5.375%          7/1/2018                         2,000             2,223
Massachusetts Port Auth. Rev.                            5.75%          7/1/2019                         1,000             1,087
Massachusetts Port Auth. Rev.                            5.00%          7/1/2033 (1)                     3,000             3,160
Massachusetts Port Auth. Rev. (US Airways)               5.25%          9/1/2011 (1)                     1,480             1,579
Massachusetts Port Auth. Rev. (US Airways)               5.25%          9/1/2012 (1)                     1,535             1,636
Massachusetts Port Auth. Rev. (US Airways)               5.25%          9/1/2013 (1)                     1,610             1,715
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                   5.50%          1/1/2019 (2)                     3,000             3,205
Massachusetts Special Obligation Rev.                    5.50%          6/1/2006 (2)(Prere.)             3,150             3,536
Massachusetts Special Obligation Rev.                    5.00%          6/1/2017                         2,040             2,230
Massachusetts Turnpike Auth. Rev.
 (Metro. Highway System)                                 0.00%          1/1/2020 (1)                     3,000             1,455
Massachusetts Turnpike Auth. Rev.
 (Metro. Highway System)                                 0.00%          1/1/2025 (1)                     5,000             1,807
Massachusetts Turnpike Auth. Rev.
 (Metro. Highway System)                                 0.00%          1/1/2028 (1)                     6,530             2,022
Massachusetts Turnpike Auth. Rev.
 (Metro. Highway System)                                 5.00%          1/1/2037 (1)                     6,500             6,668
Massachusetts Water
Pollution Abatement Trust                                5.00%          8/1/2022                         3,500             3,744
Massachusetts Water Pollution Abatement Trust           5.375%          8/1/2027                         4,000             4,351
Massachusetts Water Pollution Abatement Trust            5.50%          8/1/2029                         1,000             1,107
Massachusetts Water Pollution Abatement Trust            5.75%          8/1/2029                         3,105             3,547
Massachusetts Water Resources Auth. Rev.                 5.50%         11/1/2006 (3)(Prere.)               120               137
Massachusetts Water Resources Auth. Rev.                 6.00%         12/1/2011 (3)                     4,120             5,035
Massachusetts Water Resources Auth. Rev.                 5.50%          8/1/2014 (4)                     3,250             3,900
Massachusetts Water Resources Auth. Rev. VRDO            1.25%          6/2/2003 LOC                     1,100             1,100
Massachusetts Water Resources Auth. Rev. VRDO            1.15%          6/9/2003 (2)                       295               295
Massachusetts Water Resources Auth. Rev. VRDO            1.15%          6/9/2003 (3)                       700               700
Massachusetts Water Resources Auth. Rev. VRDO            1.20%          6/9/2003 (3)                       200               200
Narragansett MA Regional School Dist. GO                 6.50%          6/1/2013 (2)                     1,210             1,486
Pittsfield MA GO                                         5.00%         4/15/2018 (1)                     1,000             1,109
Quabog MA Regional School Dist. GO                       5.50%          6/1/2018 (4)                     1,355             1,569
Quabog MA Regional School Dist. GO                       5.50%          6/1/2019 (4)                     1,355             1,562
Rail Connections Inc. Massachusetts Rev.                 5.25%          7/1/2008 (ETM)                     705               813
Rail Connections Inc. Massachusetts Rev.                 5.30%          7/1/2009 (ETM)                     340               397
Rail Connections Inc. Massachusetts Rev.                 5.40%          7/1/2009 (Prere.)                  520               620
Rail Connections Inc. Massachusetts Rev.                 5.50%          7/1/2009 (Prere.)                1,175             1,407
Rail Connections Inc. Massachusetts Rev.                 6.00%          7/1/2009 (Prere.)                  570               698
Rail Connections Inc. Massachusetts Rev.                 6.00%          7/1/2009 (Prere.)                1,030             1,262
Route 3 North Transp. Improvement Assoc.
 Massachusetts Lease Rev.                               5.375%         6/15/2010 (1)(Prere.)             2,500             2,947
Shrewsbury MA GO                                         5.00%         8/15/2013                         1,030             1,176
Shrewsbury MA GO                                         5.00%         8/15/2017                         1,900             2,107
Shrewsbury MA GO                                         5.00%         8/15/2018                         3,185             3,511

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE            MARKET
                                                                        MATURITY                        AMOUNT            VALUE*
MASSACHUSETTS TAX-EXEMPT FUND                           COUPON              DATE                         (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
Shrewsbury MA GO                                         5.00%         8/15/2019                 $       1,000     $       1,095
Tantasqua MA Regional School Dist. GO                   5.125%         8/15/2015 (4)                     2,575             2,906
Univ. of Massachusetts Building Auth.
 Refunding Rev.                                         6.875%          5/1/2014                         1,000             1,317
Univ. of Massachusetts Building Auth. Rev.               5.50%         11/1/2015 (2)                     2,600             3,009
Univ.of Massachusetts Building Auth. Rev.                5.50%         11/1/2018 (2)                     2,400             2,746
Univ. of Massachusetts Building Auth. Rev.              5.125%         11/1/2019                         1,135             1,233
Westfield MA GO                                          5.00%          5/1/2020 (3)                     1,715             1,991
Worcester MA GO                                          5.50%         8/15/2014 (3)                     1,445             1,682
Worcester MA GO                                          5.75%          4/1/2015 (4)                     1,000             1,178
Worcester MA GO                                          5.50%         8/15/2015 (3)                     1,190             1,377
Worcester MA GO                                         5.625%         8/15/2016 (3)                     1,640             1,926
Worcester MA GO                                          5.25%         8/15/2021 (3)                     1,500             1,639

OUTSIDE MASSACHUSETTS:
Puerto Rico GO                                           5.50%          7/1/2019 (2)                     2,500             3,021
Puerto Rico Govt. Dev. Bank VRDO                         1.05%          6/9/2003 (1)                       700               700
Puerto Rico Highway & Transp. Auth. Rev. VRDO            1.10%          6/9/2003 (2)                     5,300             5,300
Puerto Rico Housing Finance Corp.
 Home Mortgage Rev.                                      5.30%         12/1/2028                         2,500             2,610
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.25%          7/1/2036                         1,500             1,562
Puerto Rico Public Finance Corp.                         5.50%          8/1/2029                         2,680             2,855
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $365,329)                                                                                                   $    396,368
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                                                                      6,644
Liabilities                                                                                                                (995)
                                                                                                                   -------------
                                                                                                                   $       5,649
                                                                                                                   -------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 38,357,721 outstanding $.001 par value shares of beneficial
 interest (unlimited authorization)                                                                                $     402,017
================================================================================================================================
NET ASSET VALUE PER SHARE                                                                                          $       10.48
================================================================================================================================
*See Note A in Notes to Financial Statements.
* Security  segregated as initial margin for open futures contracts.  For key to abbreviations and other references, see page 16.

--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                        AMOUNT              PER
                                                         (000)            SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                   $    377,086       $     9.83
Undistributed Net Investment Income                         --               --
Accumulated Net Realized Losses                         (5,621)            (.15)
Unrealized Appreciation (Depreciation)
  Investment Securities                                 31,039              .81
  Futures Contracts                                       (487)            (.01)
--------------------------------------------------------------------------------
NET ASSETS                                        $    402,017       $    10.48
================================================================================
See Note D in Notes to Financial  Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
VRDO---Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)---Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)  MBIA (Municipal Bond Insurance Association).
(2)  AMBAC (Ambac Assurance Corporation).
(3)  FGIC (Financial Guaranty Insurance Company).
(4)  FSA (Financial Security Assurance).
(5)  XL Capital Assurance Inc.

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by the fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                   MASSACHUSETTS TAX-EXEMPT FUND
                                                   SIX MONTHS ENDED MAY 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                                                          $      8,956
--------------------------------------------------------------------------------
   Total Income                                                           8,956
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
   Investment Advisory Services                                              26
   Management and Administrative                                            239
   Marketing and Distribution                                                33
 Custodian Fees                                                               4
 Shareholders' Reports and Proxies                                            6
--------------------------------------------------------------------------------
   Total Expenses                                                           308
   Expenses Paid Indirectly--Note C                                          (3)
--------------------------------------------------------------------------------
   Net Expenses                                                             305
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     8,651
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                               1,049
 Futures Contracts                                                       (1,235)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                   (186)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                                   17,128
 Futures Contracts                                                         (628)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         16,500
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $     24,965
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                                               MASSACHUSETTS
                                                              TAX-EXEMPT FUND
                                                          ----------------------
                                                     SIX MONTHS             YEAR
                                                          ENDED            ENDED
                                                   MAY 31, 2003    NOV. 30, 2002
                                                          (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                               $    8,651      $   15,471
 Realized Net Gain (Loss)                                  (186)         (4,316)
 Change in Unrealized Appreciation (Depreciation)        16,500           6,633
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            24,965          17,788
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                   (8,651)        (15,471)
 Realized Capital Gain                                       --              --
--------------------------------------------------------------------------------
   Total Distributions                                   (8,651)        (15,471)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                                  58,137         153,125
 Issued in Lieu of Cash Distributions                     6,071          11,116
 Redeemed                                               (53,467)        (85,512)
--------------------------------------------------------------------------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   10,741          78,729
--------------------------------------------------------------------------------
 Total Increase (Decrease)                               27,055          81,046
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                     374,962         293,916
--------------------------------------------------------------------------------
End of Period                                        $  402,017      $  374,962
================================================================================
1Shares Issued (Redeemed)
 Issued                                                   5,690          15,292
 Issued in Lieu of Cash Distributions                       591           1,108
 Redeemed                                                (5,238)         (8,558)
--------------------------------------------------------------------------------
 Net Increase (Decrease) in Shares Outstanding            1,043           7,842
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


MASSACHUSETTS TAX-EXEMPT FUND
----------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                                    DEC. 9, 1998*
                                                          ENDED        YEAR ENDED NOVEMBER 30,       TO NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     MAY 31, 2003      2002       2001       2000             1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.05    $ 9.97      $9.60      $9.25          $10.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .227      .465       .476       .479            .420
 Net Realized and Unrealized Gain (Loss)
   on Investments                                          .430      .080       .370       .350           (.750)
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        .657      .545       .846       .829           (.330)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.227)    (.465)     (.476)     (.479)          (.420)
 Distributions from Realized Capital Gains                   --        --         --         --              --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                    (.227)    (.465)     (.476)     (.479)          (.420)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $10.48    $10.05      $9.97      $9.60          $ 9.25
================================================================================================================

TOTAL RETURN                                              6.61%     5.58%      8.93%      9.25%          -3.38%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $402      $375       $294       $183            $114
 Ratio of Total Expenses to Average Net Assets          0.16%**     0.14%      0.16%      0.19%         0.20%**
 Ratio of Net Investment Income to  Average Net Assets  4.45%**     4.63%      4.77%      5.15%         4.57%**
 Portfolio Turnover Rate                                  19%**       16%        26%        34%             39%
================================================================================================================
*Inception.
**Annualized.



See accompanying Notes, which are an integral part of the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Massachusetts.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2003, the fund had contributed capital of $71,000 to Vanguard (included in Other Assets), representing 0.02% of net assets and 0.07% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund's management and administrative expenses. The fund's custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2003, these arrangements reduced management and administrative expenses by $2,000 and custodian fees by $1,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

     The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2002, the fund had available realized losses of $4,231,000 to offset future net capital gains of $784,000 through November 30, 2008, and $3,447,000 through November 30, 2010.
The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2003; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     The fund had realized losses totaling $1,063,000 through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of investment securities for tax purposes was $29,976,000, consisting of unrealized gains of $29,986,000 on securities that had risen in value since their purchase and $10,000 in unrealized losses on securities that had fallen in value since their purchase.

     At May 31, 2003, the aggregate settlement value of open futures contracts expiring through September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                        (000)

                                                     AGGREGATE        UNREALIZED
                                  NUMBER OF LONG    SETTLEMENT      APPRECIATION
FUTURES CONTRACTS              (SHORT) CONTRACTS         VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
10-Year Treasury Note                      (118)       $14,012            $(307)
30-Year Treasury Bonds                      (20)         2,410             (180)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contacts is required to be treated as realized loss for tax purposes.

E. During the six months ended May 31, 2003, the fund purchased $43,316,000 of investment securities and sold $33,879,000 of investment securities, other than temporary cash investments.

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time. Manage Your Investments With Ease Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
*    Check your overall asset allocation, no matter where your assets are held.
*    Compare your holdings with industry benchmarks.
*    Analyze your personal performance.
* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)
* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE

Go to our PLANNING & ADVICE AND RESEARCH FUNDS & STOCKS sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
*    Find out how much you should save for  retirement  and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

     Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

* CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR.

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

* MAKE IT AUTOMATIC.

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

* CONSIDER COST.

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

* REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS.

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA. If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS

500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS

Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS

GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts,
 New Jersey, New York, Ohio,
 Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS

Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
 Funds (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY

Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
JOHN J. BRENNAN*             Chairman of the Board, Chief Executive Officer, and
(1987)                       Director/Trustee of The Vanguard Group,  Inc.,  and
                             of each  of  the investment companies served by The
                             Vanguard Group.
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           The Partners of '63 (pro bono ventures in education);
(2001)                     Senior Adviser to Greenwich Associates (international
                           business strategy  consulting);  Successor Trustee of
                           Yale University;  Overseer  of  the  Stern  School of
                           Business at  New  York  University;  Trustee  of  the
                           Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA             Chairman and Chief Executive Officer (since October
(2002)                     1999), Vice  Chairman  (January-September 1999),  and
                           Vice President (prior to September1999)  of  Rohm and
                           Haas Co. (chemicals);  Director  of  Technitrol, Inc.
                           (electroniccomponents),    and      Agere     Systems
                           (communications  components);  Board  Member  of  the
                           American   Chemistry   Council;   Trustee  of  Drexel
                           University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Vice President, Chief Information Officer, and Member
(1998)                     of the  Executive  Committee  of  Johnson  &  Johnson
                           (pharmaceuticals/consumer products); Director  of the
                           Medical Center  at Princeton and Women's Research and
                           Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL          Chemical   Bank   Chairman's  Professor of Economics,
(1977)                     Princeton University; Director of Vanguard Investment
                           Series plc  (Irish investment fund)  (since  November
                           2001),  Vanguard  Group  (Ireland)  Limited   (Irish
                           investment  management  firm)  (since November 2001),
                           Prudential  Insurance  Co.  of  America,  BKF Capital
                           (investment management firm), The Jeffrey Co.(holding
                           company), and NeuVis, Inc.(software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Chairman, President,  Chief  Executive  Officer,  and
(1993)                     Director of NACCO Industries, Inc.  (forklift trucks/
                           housewares/lignite); Director of Goodrich Corporation
                           (industrial products/aircraft systems  and services);
                           Director until 1998 of  Standard Products  Company (a
                           supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON         Retired Chairman and Chief Executive Officer of Rohm
(1985)                     and Haas Co.  (chemicals);  Director  of Cummins Inc.
                           (diesel engines), MeadWestvaco Corp.(paper products),
                           and    AmerisourceBergen     Corp.    (pharmaceutical
                           distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton          Secretary;  Managing  Director and General Counsel of
                           The   Vanguard  Group, Inc. (since  September  1997);
                           Secretary  of  The  Vanguard Group and of each of the
                           investment  companies  served  by The Vanguard Group;
                           Principal  of  The Vanguard Group (prior to September
                           1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer; Principal  of  The  Vanguard  Group, Inc.;
                           Treasurer of each  of the investment companies served
                           by The Vanguard Group.
--------------------------------------------------------------------------------
* Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[PICTURE OF SHIP]
THE VANGUARD GROUP LOGO(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Consolidated View, PlainTalk, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

500 is a trademark of The McGraw- Hill Companies, Inc., and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C)2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q1682 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                 CERTIFICATIONS
                                 --------------

I, John J. Brennan, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard Massachusetts Tax-Exempt Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                 /s/ John J. Brennan
                                                     ----------------------
                                                     CHIEF EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Thomas J. Higgins, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard Massachusetts Tax-Exempt Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                       /s/ Thomas J. Higgins
                                                           -----------------
                                                           TREASURER

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                           AS ADOPTED PURSUANT TO
                SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer: VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ John J. Brennan
                                                        -----------------------
                                                        John J. Brennan
                                                        Chief Executive Officer

                CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                              AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer:  VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ Thomas J. Higgins
                                                        -----------------------
                                                        Thomas J. Higgins
                                                        Treasurer